Stockholders' Deficiency (Tables)	9 Months Ended
Apr. 30, 2015
Stockholders' deficiency transactions
	Common Stock
	Shares	Amount	Additional Paid-In Capital	Stockholders' Deficiency

Balance at August 1, 2014	778,512,092	$778,512	$362,307,678	$(6,090,058)
Issuance of common stock on conversion of convertible preferred stock	12,891,668	12,892	(12,892)	—
Issuance of common stock as make-whole payments on convertible preferred stock	5,187,021	5,187	99,235	104,423
Issuance of common stock for services	3,470,513	3,471	90,841	94,311
Exercise of stock options	6,416,316	6,416	—	6,416
Balance at April 30, 2015	806,477,610	$806,477	$362,484,862

Other changes to Stockholders' Deficiency
Net loss for six months ended April 30, 2015				1,858,450
Currency translation adjustment				21,862
Stockholders' Deficiency at April 30, 2015				$(7,721,676)

Series E Convertible Preferred Stock
Allocation of initial proceeds
Accounting allocation of initial proceeds
Net proceeds	$750,000
Derivative warrant liability fair value	(942,279)
Other issuance costs (finders’ fee)	(64,000)
Make whole payments liability	(216,000)
Deemed dividend	$(472,279)

Series F Convertible Preferred Stock
Allocation of initial proceeds
Accounting allocation of initial proceeds
Net proceeds	$2,020,000
Derivative warrant liability fair value	(2,016,064)
Derivative additional investment rights fair value	(863,735)
Other issuance costs (finders’ fee)	(166,000)
Make whole payments liability	(560,250)
Deemed dividend	$(1,586,050)